AMERITAS LIFE INSURANCE CORP. ("AMERITAS")

                                  SUPPLEMENT TO
                    AMERITAS LOW-LOAD VARIABLE UNIVERSAL LIFE
                                   PROSPECTUS
                                DATED MAY 1, 2000

                        SUPPLEMENT DATED JANUARY 12, 2001

The Ameritas low-load variable universal life prospectus is amended at page 8 to disclose the following EXPENSES for the Vanguard Variable Insurance Fund portfolios:

                  INVESTMENT ADVISORY       OTHER                        TOTAL
   PORTFOLIO        & MANAGEMENT         EXPENSES     TOTAL    (REFLECTING WAIVERS,
                                                               AND/OR REIMBURSEMENTS,
                                                                       IF ANY)
   VANGUARD (1)
   Money Market            0.14%          0.03%       0.17%            0.17%
   High-Grade Bond         0.17%          0.03%       0.20%            0.20%
   High Yield Bond         0.24%          0.02%       0.26%            0.26%
   Balanced                0.23%          0.02%       0.25%            0.25%
   Equity Income           0.28%          0.03%       0.31%            0.31%
   Equity Index            0.14%          0.02%       0.16%            0.16%
   Growth                  0.29%          0.02%       0.31%            0.31%
   Small Company Growth    0.44%          0.02%       0.46%            0.46%
   International           0.30%          0.08%       0.38%            0.38%



   (1) September 30, 2000 fiscal year end


THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR VARIABLE POLICY ISSUED BY AMERITAS LIFE INSURANCE CORP. IF YOU DO NOT HAVE A CURRENT PROSPECTUS, PLEASE CONTACT AMERITAS AT 1-800-255-9678.